Exhibit 1

STORE Master Funding I-VII, XIV

Net-Lease Mortgage Notes, Series 2019-1

Report To:

STORE Capital Corporation

STORE Master Funding I, LLC

STORE Master Funding II, LLC

STORE Master Funding III, LLC

STORE Master Funding IV, LLC

STORE Master Funding V, LLC

STORE Master Funding VI, LLC

STORE Master Funding VII, LLC

STORE Master Funding XIV, LLC

18 October 2019

Ernst & Young LLP 5 Times Square New York, NY 10036-6530	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

STORE Capital Corporation

STORE Master Funding I, LLC

STORE Master Funding II, LLC

STORE Master Funding III, LLC

STORE Master Funding IV, LLC

STORE Master Funding V, LLC

STORE Master Funding VI, LLC

STORE Master Funding VII, LLC

STORE Master Funding XIV, LLC

8377 East Hartford Drive, Suite 100

Scottsdale, Arizona 85255

Re:

STORE Master Funding I, LLC, STORE Master Funding II, LLC, STORE Master Funding III, LLC, STORE Master Funding IV, LLC, STORE Master Funding V, LLC, STORE Master Funding VI, LLC, STORE Master Funding VII, LLC and STORE Master Funding XIV, LLC (together, the “Issuers”)

Net-Lease Mortgage Notes, Series 2019-1 (the “Notes”)

We have performed the procedures enumerated in Attachment A, which were agreed to by STORE Capital Corporation (the “Property Manager”), the Issuers, Credit Suisse Securities (USA) LLC (“Credit Suisse”) and Goldman Sachs & Co. LLC (“Goldman Sachs,” together with the Property Manager, Issuers and Credit Suisse, the “Specified Parties”), solely to assist the Issuers with respect to certain information relating to a pool consisting primarily of (i) fee title to, and leasehold interests in ground leases on, commercial real estate properties (the “Owned Properties”) and (ii) each of the leases with respect to such Owned Properties and all payments required thereunder (the “Leases,” together with the Owned Properties, the “Collateral Pool”) relating to the Issuers’ securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Property Manager, on behalf of the Issuers, provided us with:

a.	Electronic data files:

i.

Labeled “7-31-18 Data Tape.xlsx” and the corresponding record layout and decode information (the “2018-1 Data File”) that the Property Manager, on behalf of the Issuers, indicated contains information as of 31 July 2018 (the “2018-1 Cut-off Date”) relating to a pool consisting primarily of fee title to, and leasehold interests in ground leases on, commercial real estate properties and each of the corresponding leases and all payments required thereunder (the “Related Series Owned Properties and Leases”),

ii.

Labeled “8-15-19 Data Tape, 9-16 Customer F-S Audit v1.xlsx” and the corresponding record layout and decode information (the “Data File”) that the Property Manager, on behalf of the Issuers, indicated contains information relating to the Owned Properties and Leases as of 15 August 2019 (the “Statistical Cut-off Date”) (or with respect to certain most recent aggregate unit FCCR information, as of 16 September 2019 (the “FCCR Cut-off Date”)),

iii.

Labeled “8-15-19 Data Tape, 9-16 Customer F-S FINALv2.xlsx” and the corresponding record layout and decode information (the “Updated Data File,” together with the 2018-1 Data File and Data File, the “Provided Data Files”) that the Property Manager, on behalf of the Issuers, indicated contains information relating to the Owned Properties and Leases as of the Statistical Cut-off Date or FCCR Cut-off Date, as applicable (or with respect to certain appraisal information, as of 1 September 2019, the (“Appraisal Cut-off Date”)),

iv.

Labeled “Trial Balance as of 8-31-19.xlsx” and the corresponding record layout and decode information (the “Investment Portfolio Trial Balance Schedule”) that the Property Manager, on behalf of the Issuers, indicated contains certain information relating to the property ID (the “Property ID”) for each Owned Property and Lease as of the Statistical Cut-off Date,

v.

Labeled “Cash Flow Support.xls” and the corresponding record layout and decode information (the “STORE Cash Flow Reports Schedule”) that the Property Manager, on behalf of the Issuers, indicated contains certain information relating to the current consolidated payment for certain Owned Properties and Leases as of the Statistical Cut-off Date and

vi.

Labeled “Final FCCR BackupFinal.xls” and the corresponding record layout and decode information (the “Unit Financial Support Schedule,” together with the Investment Portfolio Trial Balance Schedule and STORE Cash Flow Reports Schedule, the “Source Schedules”) that the Property Manager, on behalf of the Issuers, indicated contains certain information relating to the most recent aggregated unit FCCR for certain Owned Properties and Leases as of the FCCR Cut-off Date,

b.

Certain schedules (the “Exempt Lease Schedules”) that the Property Manager, on behalf of the Issuers, indicated contain certain information relating to the Related Series Owned Properties and Leases that have Sample Characteristic (as defined herein) values that have changed since the 2018-1 Cut-off Date,

c.	Imaged copies of:

i.

The lease agreement or master lease agreement, unconditional guaranty of payment and performance and any corresponding amendments, addendums, estoppels, assignment and assumptions, notice of name changes or other related documents (collectively and as applicable, the “Lease Agreement”),

ii.	The credit memorandum and any corresponding schedules and addendums or other related documents (collectively and as applicable, the “Credit Memorandum”),

iii.	The appraisal and any appraiser supplied confirmations or other related documents (collectively and as applicable, the “Appraisal”),

iv.	Certain screen shots of pages of certain websites containing address information (the “Address Web-Site Screen Shots”),

v.	The settlement statement, purchaser’s statement, buyer/seller disbursement statement or other related documents (collectively and as applicable, the “Settlement Statement”),

vi.	The survey, floor plan, tax lookup - property card or other related documents (collectively and as applicable, the “Survey”),

vii.	The phase I environmental report (the “Phase I Environmental Report”),

viii.	The municipal information summary report (the “Municipal Information Summary Report”),

ix.	The property condition report (the “Property Condition Report”),

x.	The tear sheet (the “Tear Sheet”) and

xi.

Certain screen shots of pages of certain tenant websites containing concept information (the “Tenant Web-Site Screen Shots,” together with the Lease Agreement, Credit Memorandum, Appraisal, Address Web-Site Screen Shots, Settlement Statement, Survey, Phase I Environmental Report, Municipal Information Summary Report, Property Condition Report and Tear Sheet, the “Source Documents”),

as applicable, that the Property Manager, on behalf of the Issuers, indicated relate to each Sample 2019-1 Owned Property and Lease (as defined herein),

d.

A schedule (the “NAICS and SIC Code Schedule”) that the Property Manager, on behalf of the Issuers, indicated contains information relating to the sector and industry group for certain Owned Properties and Leases,

e.

A schedule (the “Industry Group Mapping File”) that the Property Manager, on behalf of the Issuers, indicated contains information relating to the industry group Sample Characteristic for certain Owned Properties and Leases,

f.	Imaged copies of the:

i.	Lease agreement (the “P0000884 Lease Agreement”) and

ii.

Settlement statement (the “P0000884 Settlement Statement,” together with the Source Schedules, Source Documents, NAICS and SIC Code Schedule, Industry Group Mapping File and P0000884 Lease Agreement, the “Sources”)

that the Property Manager, on behalf of the Issuers, indicated relate to Property ID P0000884, as shown on the Data File,

g.	The list of relevant characteristics (the “Initial Sample Characteristics”) on the 2018-1 Data File and Data File, which is shown on Exhibit 1 to Attachment A,

h.

The list of relevant characteristics (the “Additional Sample Characteristics,” together with the Initial Sample Characteristics, the “Sample Characteristics”) on the 2018-1 Data File and Updated Data File, which is shown on Exhibit 4 to Attachment A,

i.	The following list of certain Initial Sample Characteristics:

i.	Tenant,

ii.	Sector,

iii.	Industry group,

iv.	Concept,

v.	Master lease,

vi.	Personal guarantee,

vii.	Corporate guarantee,

viii.	Land FT,

ix.	Building FT,

x.	Lease term start date,

xi.	Lease expiration year,

xii.	Original lease term (months),

xiii.	Initial lease rate,

xiv.	Rent increase type,

xv.	Rent bump % cap,

xvi.	Tenant purchase option (Y/N) and

xvii.	Next lease renewal option date

(collectively, the “Variable Initial Sample Characteristics”),

j.	The following list of certain Additional Sample Characteristics:

i.	Zip code,

ii.	Year built,

iii.	Appraisal date,

iv.	Raw land value and

v.	Consolidated appraisal value

(collectively, the “Variable Additional Sample Characteristics,” together with the Variable Initial Sample Characteristics, the “Variable Sample Characteristics”),

k.	Imaged copies of:

i.	The lease agreement (the “P0000422 Lease Agreement”),

ii.	The settlement statement (the “P0000422 Settlement Statement”) and

iii.	A screen shot from the Property Manager’s internal system (the “P0000422 Screen Shot,” together with the P0000422 Lease Agreement and P0000422 Settlement Statement, the “P0000422 Support Documents”)

that the Property Manager, on behalf of the Issuers, indicated relate to Property ID P0000422, as shown on the Data File, and

l.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Issuers are responsible for the Provided Data Files, Exempt Lease Schedules, Sources, Sample Characteristics, Variable Sample Characteristics, P0000422 Support Documents and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Data File or Updated Data File. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the 2018-1 Data File, Exempt Lease Schedules, Sources, P0000422 Support Documents or any other information provided to us by the Property Manager, on behalf of the Issuers, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to (a) the existence of the Collateral Pool, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Property Manager, on behalf of the Issuers, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.	Making any findings with respect to:

i.	Whether the origination of the Leases conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.	The value of the collateral securing the Leases,

iii.	Whether the originators of the Leases complied with federal, state or local laws or regulations or

iv.

Any other factor or characteristic of the Leases that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

18 October 2019

Attachment A Page 1 of 7

Procedures performed and our associated findings

1.

As instructed by the Property Manager, on behalf of the Issuers, we randomly selected a sample of 75 Owned Properties and Leases with a “New” value of “Yes,” as shown on the Data File, from the Data File (the “Sample 2019-1 Owned Properties and Leases”). For the purpose of this procedure, the Property Manager, on behalf of the Issuers, did not inform us as to the basis for how they determined the number of Sample 2019-1 Owned Properties and Leases or the methodology they instructed us to use to select the Sample 2019-1 Owned Properties and Leases from the Data File.

For the purpose of the procedures described in this report, the 75 Sample 2019-1 Owned Properties and Leases are referred to as Sample 2019-1 Owned Property and Lease Numbers 1 through 75.

2.

For each Sample 2019-1 Owned Property and Lease, we compared the Initial Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Sources, subject to the instructions, assumptions and methodologies provided by the Property Manager, on behalf of the Issuers, described in the notes to Exhibit 1 to Attachment A and in the succeeding paragraph of this Item 2. Except for the information shown on Exhibit 2 to Attachment A, all such compared information was in agreement.

The Source(s) that we were instructed by the Property Manager, on behalf of the Issuers, to use for each Initial Sample Characteristic are indicated on Exhibit 1 to Attachment A. Where more than one Source is listed for an Initial Sample Characteristic, the Property Manager, on behalf of the Issuers, instructed us to note agreement if the value on the Data File for the Initial Sample Characteristic agreed with the corresponding information on at least one of the Sources that are listed for such Initial Sample Characteristic on Exhibit 1 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Sources for any of the Initial Sample Characteristics listed on Exhibit 1 to Attachment A. In addition, if a particular Source contained multiple values for the same Initial Sample Characteristic, the Property Manager, on behalf of the Issuers, instructed us to note agreement if the value on the Data File for the Initial Sample Characteristic agreed with at least one of the values on the corresponding Source. We performed no procedures to reconcile any differences that may exist between various values on a Source for the same Initial Sample Characteristic.

Attachment A Page 2 of 7

3.

For each commercial real estate property and related lease on the 2018-1 Data File and Data File, we compared the Property ID, as shown on the 2018-1 Data File, to the corresponding Property ID on the Data File and noted that:

a.	44 of the Related Series Owned Properties and Leases included on the 2018-1 Data File were not included on the Data File and

b.	172 of the Owned Properties and Leases on the Data File were not included on the 2018-1 Data File (the “2019-1 Owned Properties and Leases”).

The Property Manager, on behalf of the Issuers, indicated that the 44 Related Series Owned Properties and Leases not included on the Data File were sold after the 2018-1 Cut-off Date and prior to the Statistical Cut-off Date. We performed no procedures to determine the accuracy, completeness or reasonableness of the information provided by the Property Manager, on behalf of the Issuers, that is described in the preceding sentence.

4.

For each Related Series Owned Property and Lease on the Data File, we compared the Initial Sample Characteristics (except as described in the succeeding paragraphs of this Item 4.), all as shown on the 2018-1 Data File, to the corresponding information as shown on the Data File. All such compared information was in agreement.

The Property Manager, on behalf of the Issuers, instructed us:

a.	Not to perform the comparison procedures described in the preceding paragraph of this Item 4. for:

i.

The date of last bump in rent, date of next bump in rent, current consolidated payment and most recent aggregate unit FCCR Initial Sample Characteristics, which the Property Manager, on behalf of the Issuers, instructed us not to compare due to the passage of time between the 2018-1 Cut-off Date and Statistical Cut-off Date and

ii.

Any Related Series Owned Property and Lease with any one, or more, of the Variable Initial Sample Characteristics, as indicated on the Exempt Lease Schedules, which the Property Manager, on behalf of the Issuers, indicated was expected to have changed due to certain amendments and other changes between the 2018-1 Cut-off Date and the Statistical Cut-off Date corresponding to the Variable Initial Sample Characteristics and

b.	To note agreement in accordance with the decode table shown below, for the purpose of comparing the tenant Initial Sample Characteristic:

2018-1 Data File Value	Data File Value
<blank>	0

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions and information provided by the Property Manager, on behalf the Issuers, that are described in this Item 4.

Attachment A Page 3 of 7

5.

For each Owned Property and Lease on the Data File and Updated Data File, we compared the Property ID, as shown on the Data File, to the corresponding Property ID, as shown on the Updated Data File, and noted that:

a.	All of the Owned Properties and Leases were included on both the Data File and Updated Data File and

b.	No commercial real estate properties and related leases other than the Owned Properties and Leases were included on the Data File or Updated Data File.

6.

For each Sample 2019-1 Owned Property and Lease, we compared the Initial Sample Characteristics, as shown on the Data File, to the corresponding information, as shown on the Updated Data File. Except for the information shown on Exhibit 3 to Attachment A, all such compared information was in agreement.

7.

For each Sample 2019-1 Owned Property and Lease, we compared the Additional Sample Characteristics listed on Exhibit 4 to Attachment A, as shown on the Updated Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Sources, subject to the instructions, assumptions and methodologies provided by the Property Manager, on behalf of the Issuers, described in the notes to Exhibit 4 to Attachment A and in the succeeding paragraph of this Item 7. All such compared information was in agreement.

The Source(s) that we were instructed by the Property Manager, on behalf of the Issuers, to use for each Additional Sample Characteristic are indicated on Exhibit 4 to Attachment A. Where more than one Source is listed for an Additional Sample Characteristic, the Property Manager, on behalf of the Issuers, instructed us to note agreement if the value on the Updated Data File for the Additional Sample Characteristic agreed with the corresponding information on at least one of the Sources that are listed for such Additional Sample Characteristic on Exhibit 4 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Sources for any of the Additional Sample Characteristics listed on Exhibit 4 to Attachment A. In addition, if a particular Source contained multiple values for the same Additional Sample Characteristic, the Property Manager, on behalf of the Issuers, instructed us to note agreement if the value on the Updated Data File for the Additional Sample Characteristic agreed with at least one of the values on the corresponding Source. We performed no procedures to reconcile any differences that may exist between various values on a Source for the same Additional Sample Characteristic.

Attachment A Page 4 of 7

8.

For each Related Series Owned Property and Lease on the Updated Data File, we compared the Sample Characteristics (except as described in the succeeding paragraphs of this Item 8.), all as shown on the 2018-1 Data File, to the corresponding information as shown on the Updated Data File. All such compared information was in agreement.

The Property Manager, on behalf of the Issuers, instructed us:

a.	Not to perform the comparison procedures described in the preceding paragraph of this Item 8. for:

i.

The date of last bump in rent, date of next bump in rent, current consolidated payment and most recent aggregate unit FCCR Initial Sample Characteristics, which the Property Manager, on behalf of the Issuers, instructed us not to compare due to the passage of time between the 2018-1 Cut-off Date and Statistical Cut-off Date and

ii.

Any Related Series Owned Property and Lease with any one, or more, of the Variable Sample Characteristics, as applicable, as indicated on the Exempt Lease Schedules, which the Property Manager, on behalf of the Issuers, indicated was expected to have changed due to certain amendments and other changes between the 2018-1 Cut-off Date and the Statistical Cut-off Date corresponding to the Variable Initial Sample Characteristics or Additional Sample Characteristics, as applicable, and

b.	To note agreement in accordance with the decode table shown below, for the purpose of comparing the tenant Initial Sample Characteristic:

2018-1 Data File Value	Updated Data File Value
<blank>	0

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions and information provided by the Property Manager, on behalf the Issuers, that are described in this Item 8.

Attachment A Page 5 of 7

9.	Using:

a.	Information on the Updated Data File and

b.	The additional information, assumptions and methodologies provided by the Property Manager, on behalf of the Issuers, which are described in the succeeding three paragraphs of this Item 9.,

we recalculated the current lease rate of each Owned Property and Lease (except as described in the third paragraph of this Item 9.). We compared the results of our recalculations to the corresponding current lease rate, as shown on the Updated Data File, and found such information to be in agreement.

For the purpose of this procedure, the Property Manager, on behalf of the Issuers, instructed us to recalculate the current lease rate of each Owned Property and Lease (except as described in the third and fourth paragraphs of this Item 9.) by:

i.	Multiplying the current consolidated payment, as shown on the Updated Data File, by twelve,

ii.	Dividing the result of i. by the sum of the consolidated contract price for each unique Property ID corresponding to the same contract ID on the Updated Data File and

iii.	Rounding the result of ii. to the nearest 0.01%.

For the purpose of this procedure, the Property Manager, on behalf of the Issuers, instructed us not to recalculate the current lease rate for:

(a)	Any Owned Property and Lease that is a “Hybrid Investment,” as shown on the Updated Data File,

(b)	Any Owned Property and Lease that is subject to a percentage rent clause, as indicated on the Updated Data File,

(c)

The Owned Property and Lease corresponding to Property ID P0002356 and contract ID I0000001, both as shown on the Updated Data File, which the Property Manager, on behalf of the Issuers, indicated is subject to an intercompany lease or

(d)

The Owned Properties and Leases corresponding to Property IDs P0000524 or P0000752, as shown on the Updated Data File, which the Property Manager, on behalf of the Issuers, indicated have terminated leases and no active tenant.

Attachment A Page 6 of 7

9. (continued)

For the purpose of this procedure, the Property Manager, on behalf of the Issuers, instructed us to recalculate the current lease rate for the Owned Property and Lease corresponding to Property ID P0000422, as shown on the Updated Data File, by:

(1)	Multiplying the:

(i)	Total seller credit, as shown on the P0000422 Settlement Statement, by

(ii)	Allocation rate, as shown on the P0000422 System Screen Shot and

(2)	Dividing the:

(i)	Base annual rent, as shown on the P0000422 Lease Agreement, by

(ii)	Result obtained in (1).

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Property Manager, on behalf of the Issuers, described in this Item 9.

10.	Using:

a.	Information on the Updated Data File and

b.	The additional instructions, assumptions and methodologies provided by the Property Manager, on behalf of the Issuers, described in the succeeding three paragraphs of this Item 10.,

we recalculated the remaining lease term (as of cut-off date) of each Owned Property and Lease (except as described in the fourth paragraph of this Item 10.). We compared the results of our recalculations to the corresponding remaining lease term (as of cut-off date), as shown on the Updated Data File, and found such information to be in agreement.

For the purpose of this procedure, the Property Manager, on behalf of the Issuers, instructed us to recalculate the remaining lease term (as of cut-off date) of each Owned Property and Lease (except as described in the fourth paragraph of this Item 10.) by:

i.	Recalculating the difference in years between the year of the Statistical Cut-off Date and the year of the rent commencement date (original start date), as shown on the Updated Data File,

ii.	Multiplying the result of i. by twelve,

iii.	Recalculating the difference in months between the month of the Statistical Cut-off Date and the month of the rent commencement date (original start date), as shown on the Updated Data File,

iv.	Adding the results of ii. and iii. and

v.	Subtracting the result of iv. from the original lease term (months), as shown on the Updated Data File.

Attachment A Page 7 of 7

10. (continued)

For the purpose of this procedure, the Property Manager, on behalf of the Issuers, instructed us to subtract 1.00 from the result obtained in v. above if the rent commencement date (original start date), as shown on the Updated Data File, occurred on the first of the month or the first business day of the month.

For the purpose of this procedure, the Property Manager, on behalf of the Issuers, instructed us not to recalculate the remaining lease term (as of cut-off date) for the Owned Properties and Leases corresponding to Property IDs P0000524 and P0000752, as shown on the Updated Data File, which the Property Manager, on behalf of the Issuers, indicated have terminated leases and no active tenant.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Property Manager, on behalf of the Issuers, described in this Item 10.

Exhibit 1 to Attachment A Page 1 of 7

Initial Sample Characteristics and Sources

Initial Sample Characteristic	Source(s)	Note(s)
Property ID	Investment Portfolio Trial Balance Schedule

Tenant	Lease Agreement	i.

Sector	NAICS and SIC Code Schedule	ii.

Industry group	(a) NAICS and SIC Code Schedule or (b) NAICS and SIC Code Schedule and Industry Group Mapping File	iii.

Concept	Credit Memorandum or Tenant Web-Site Screen Shots	i., iv.

Master lease	Lease Agreement	v.

Personal guarantee	Lease Agreement

Corporate guarantee	Lease Agreement

Property acquisition date	Settlement Statement

Land FT	(a) Survey, (b) Municipal Information Summary Report and recalculation, (c) Lease Agreement and Survey or (d) Survey and recalculation	vi., vii.

Building FT	(a) Survey(s) and recalculation, (b) Survey, (c) Survey, Property Condition Report and recalculation or (d) Lease Agreement and Survey	vi., viii.

Lease term start date	Lease Agreement

Lease expiration year	Lease Agreement

Original lease term (months)	(a) Lease Agreement and recalculation or (b) Recalculation	ix.

Initial lease rate	(a) Credit Memorandum or (b) P0000884 Lease Agreement, P0000884 Settlement Statement and recalculation	x.

Date of last bump in rent	Lease Agreement

Date of next bump in rent	Lease Agreement

Rent increase type	Lease Agreement	i.

Rent bump % cap	Lease Agreement	xi.

Exhibit 1 to Attachment A Page 2 of 7

Initial Sample Characteristic	Source(s)	Note(s)
Tenant purchase option (Y/N)	Lease Agreement

Next lease renewal option date	Lease Agreement

Current consolidated payment	STORE Cash Flow Reports Schedule and recalculation	xii.

Most recent aggregate unit FCCR	(a) Unit Financial Support Schedule or (b) Tear Sheet and recalculation	xiii.

Notes:

i.

For the purpose of comparing the indicated Initial Sample Characteristics for each Sample 2019-1 Owned Property and Lease, the Property Manager, on behalf of the Issuers, instructed us to ignore differences due to punctuation, abbreviation, truncation or misspelling.

ii.

For the purpose of comparing the sector Initial Sample Characteristic for each Sample 2019-1 Owned Property and Lease, the Property Manager, on behalf of the Issuers, instructed us to use the first two digits of the NAICS code, as shown on the Data File, to identify the sector description, as shown on the NAICS and SIC Code Schedule, and compare the sector description information on the NAICS and SIC Code Schedule to the corresponding sector Initial Sample Characteristic that is shown on the Data File.

iii.

For the purpose of comparing the industry group Initial Sample Characteristic for each Sample 2019-1 Owned Property and Lease (except for the Sample 2019-1 Owned Properties and Leases with a STORE Shortened Industry Group (as defined in the succeeding paragraph of this note iii.)), the Property Manager, on behalf of the Issuers, instructed us to use the first four digits of the NAICS code, as shown on the Data File, to identify the industry group description, as shown on the NAICS and SIC Code Schedule, and compare the industry group description information on the NAICS and SIC Code Schedule to the corresponding industry group Initial Sample Characteristic that is shown on the Data File.

The Property Manager, on behalf of the Issuers, indicated that certain Sample 2019-1 Owned Properties and Leases have an industry group Initial Sample Characteristic, as shown on the Data File, with a shortened description (each, a “STORE Shortened Industry Group”).

Exhibit 1 to Attachment A Page 3 of 7

Notes: (continued)

iii. (continued)

For the purpose of comparing the industry group Initial Sample Characteristic for each Sample 2019-1 Owned Property and Lease with a STORE Shortened Industry Group, the Property Manager, on behalf of the Issuers, instructed us to:

a.	Use the first four digits of the NAICS code, as shown on the Data File, to identify the industry group description, as shown on the NAICS and SIC Code Schedule,

b.

Use the industry group description, as shown on the NAICS and SIC Code Schedule, to identify the Property Manager’s shortened industry group description, as shown on the Industry Group Mapping File, and

c.	Compare the Property Manager’s shortened industry group description, as shown on the Industry Group Mapping File to the STORE Shortened Industry Group, as shown on the Data File.

iv.

For the purpose of comparing the concept Initial Sample Characteristic for each Sample 2019-1 Owned Property and Lease (except for Sample 2019-1 Owned Property and Lease Numbers 56 and 57), the Property Manager, on behalf of the Issuers, instructed us to:

a.	Use the Credit Memorandum as the Source and

b.	Note agreement in accordance with the decode table shown below, as applicable:

Data File Value	Credit Memorandum Value
Cadence Academy Preschool	Cadence Education
Maple Hts. Child Care	Creative Playrooms
Westlake Montessori & Child Care	Creative Playrooms
TruFit Athletic Clubs	Max Fitness
Urban Air Trampoline Park	Urban Air Adventure Park

For the purpose of comparing the concept Initial Sample Characteristic for Sample 2019-1 Owned Property and Lease Numbers 56 and 57, the Property Manager, on behalf of the Issuers, instructed us to use the Tenant Web-Site Screen Shots as the Source.

v.

For the purpose of comparing the master lease Initial Sample Characteristic for each Sample 2019-1 Owned Property and Lease, the Property Manager, on behalf of the Issuers, instructed us to note agreement with a master lease Initial Sample Characteristic value of “N” or “N/A,” as shown on the Data File, if no master lease agreement was included in the Lease Agreement for the related Sample 2019-1 Owned Property and Lease.

vi.

For the purpose of comparing the indicated Initial Sample Characteristics for each Sample 2019-1 Owned Property and Lease, the Property Manager, on behalf of the Issuers, instructed us to round any square footage amounts shown on the Survey to the nearest square foot.

Exhibit 1 to Attachment A Page 4 of 7

Notes: (continued)

vii.

For the purpose of comparing the land FT Initial Sample Characteristic for each Sample 2019-1 Owned Property and Lease (except for Sample 2019-1 Owned Property and Lease Numbers 8, 31, 33, 69 and 73), the Property Manager, on behalf of the Issuers, instructed us to use the Survey as the Source (and in accordance with any other applicable notes).

For the purpose of comparing the land FT Initial Sample Characteristic for Sample 2019-1 Owned Property and Lease Number 8, the Property Manager, on behalf of the Issuers, instructed us to recalculate the land FT as the sum of the property sizes, as shown on the Municipal Information Summary Reports (and in accordance with any other applicable notes).

For the purpose of comparing the land FT Initial Sample Characteristic for Sample 2019-1 Owned Property and Lease Numbers 31, 33 and 69, the Property Manager, on behalf of the Issuers, instructed us to:

a.	Identify the property acquired by the Property Manager, as shown on the Lease Agreement, and

b.	Use the building FT corresponding to the property acquired by the Property Manager, as shown on the Survey (and in accordance with any other applicable notes).

For the purpose of comparing the land FT Initial Sample Characteristic for Sample 2019-1 Owned Property and Lease Number 73, the Property Manager, on behalf of the Issuers, instructed us to recalculate the land FT by:

a.	Multiplying:

(1)	The land area of LOT 3, as shown on the Survey (and in accordance with any other applicable notes),

by

(2)	43,560 and

b.	Rounding the result of a. to the nearest square foot.

viii.

The Property Manager, on behalf of the Issuers, instructed us not to compare the building FT Initial Sample Characteristic for Sample 2019-1 Owned Property and Lease Numbers 7, 8, 10, 21, 26, 27, 28, 29, 34, 38, 49, 56, 61, 62, 72 and 73, which they indicated were multi-story properties.

For the purpose of comparing the building FT Initial Sample Characteristic for each remaining Sample 2019-1 Owned Property and Lease with more than one building, as shown on the Survey, the Property Manager, on behalf of the Issuers, instructed us to recalculate the building FT as the sum of the number of square feet of all buildings, all as shown on the Survey (and in accordance with any other applicable notes).

Exhibit 1 to Attachment A Page 5 of 7

Notes: (continued)

viii. (continued)

For the purpose of comparing the building FT Initial Sample Characteristic for each remaining Sample 2019-1 Owned Property and Lease (except for Sample 2019-1 Owned Property and Lease Numbers 4, 31, 33 and 69), the Property Manager, on behalf of the Issuers, instructed us:

a.	To use the Survey as the Source (and in accordance with any other applicable notes) and

b.	Not to include the area of any sheds, as applicable, as shown on the Survey.

For the purpose of comparing the building FT Initial Sample Characteristic for Sample 2019-1 Owned Property and Lease Number 1, the Property Manager, on behalf of the Issuers, instructed us not to include the building FT corresponding to Bldg 4 and Bldg 5, both as indicated on the Survey by the Property Manager, on behalf of the Issuers, which they indicated were not fully enclosed.

For the purpose of comparing the building FT Initial Sample Characteristic for Sample 2019-1 Owned Property and Lease Number 3, the Property Manager, on behalf of the Issuers, instructed us not to include the building FT corresponding to Bldg 4, as indicated on the Survey by the Property Manager, on behalf of the Issuers, which they indicated was removable.

For the purpose of comparing the building FT Initial Sample Characteristic for Sample 2019-1 Owned Property and Lease Number 5, the Property Manager, on behalf of the Issuers, instructed us not to include the building FT corresponding to Bldg 2 and Bldg 3, both as indicated on the Survey by the Property Manager, on behalf of the Issuers, which they indicated were not fully enclosed.

For the purpose of comparing the building FT Initial Sample Characteristic for Sample 2019-1 Owned Property and Lease Number 4, the Property Manager, on behalf of the Issuers, instructed us to recalculate the building FT as the sum of the:

a.	Building FT, as shown on the Survey (and in accordance with any other applicable notes), and

b.	Building area of the door shed, as shown on the Property Condition Report.

For the purpose of comparing the building FT Initial Sample Characteristic for Sample 2019-1 Owned Property and Lease Numbers 31, 33 and 69, the Property Manager, on behalf of the Issuers, instructed us to:

a.	Identify the property acquired by the Property Manager, as shown on the Lease Agreement, and

b.	Use the building FT corresponding to the property acquired by the Property Manager, as shown on the Survey (and in accordance with any other applicable notes).

Exhibit 1 to Attachment A Page 6 of 7

Notes: (continued)

ix.

For the purpose of comparing the original lease term (months) Initial Sample Characteristic for each Sample 2019-1 Owned Property and Lease (except for Sample 2019-1 Owned Property and Lease Numbers 10, 11, 12, 13, 58, 59 and 60), the Property Manager, on behalf of the Issuers, instructed us to recalculate the original lease term (months) by:

a.	Calculating the difference in years between the year of the Statistical Cut-off Date and the year of the lease term start date, as shown on the Lease Agreement,

b.	Multiplying the result of a. by twelve,

c.	Calculating the difference in months between the month of the Statistical Cut-off Date and the month of the lease term start date, as shown on the Lease Agreement, and

d.	Adding the results of b. and c.

For the purpose of comparing the original lease term (months) Initial Sample Characteristic for Sample 2019-1 Owned Property and Lease Numbers 10, 11, 12, 13, 58, 59 and 60, the Property Manager, on behalf of the Issuers, instructed us to recalculate the original lease term (months) by:

a.	Calculating the difference in years between the year of the Statistical Cut-off Date and the year of the rent commencement date (original start date), as shown on the Data File,

b.	Multiplying the result of a. by twelve,

c.	Calculating the difference in months between the month of the Statistical Cut-off Date and the month of the rent commencement date (original start date), as shown on the Data File, and

d.	Adding the results of b. and c.

x.

For the purpose of comparing the initial lease rate Initial Sample Characteristic for each Sample 2019-1 Owned Property and Lease (except for Sample 2019-1 Owned Property and Lease Number 35), the Property Manager, on behalf of the Issuers, instructed us to use the Credit Memorandum as the Source.

For the purpose of comparing the initial lease rate Initial Sample Characteristic for Sample 2019-1 Owned Property and Lease Number 35, the Property Manager, on behalf of the Issuers, instructed us to recalculate the initial lease rate by dividing the:

a.	Initial base annual rental, as shown on the P0000884 Lease Agreement, by

b.	Total seller credit, as shown on the P0000884 Settlement Statement.

xi.

For the purpose of comparing the rent bump % cap Initial Sample Characteristic for each Sample 2019-1 Owned Property and Lease with more than one rent bump % cap, as shown on the Lease Agreement, the Property Manager, on behalf of the Issuers, instructed us to use the first rent bump % cap occurring after the Statistical Cut-off Date, as shown on the Lease Agreement.

Exhibit 1 to Attachment A Page 7 of 7

Notes: (continued)

xii.

For the purpose of comparing the current consolidated payment Initial Sample Characteristic for each Sample 2019-1 Owned Property and Lease, the Property Manager, on behalf of the Issuers, instructed us to recalculate the current consolidated payment by adding the “Sep-19” payment for each unique Property ID, as shown on the STORE Cash Flow Reports Schedule, that corresponds to the same contract ID.

xiii.

For the purpose of comparing the most recent aggregate unit FCCR Initial Sample Characteristic for each Sample 2019-1 Owned Property and Lease (except for Sample 2019-1 Owned Property and Lease Number 72), the Property Manager, on behalf of the Issuers, instructed us to use the Unit Financial Support Schedule as the Source.

For the purpose of comparing the most recent aggregate unit FCCR Initial Sample Characteristic for Sample 2019-1 Owned Property and Lease Number 72, the Property Manager, on behalf of the Issuers, instructed us to recalculate the most recent aggregate unit FCCR by:

a.	Dividing the:

(1)	EBITDAR as of 30 June 2019,

by

(2)	Lease/Rent Expense as of 30 June 2019,

both as shown on the Tear Sheet, and

b.	Rounding the result of a. to two decimal places.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Property Manager, on behalf of the Issuers, described above.

Exhibit 2 to Attachment A

Initial Sample Characteristic Differences

Sample 2019-1 Owned Property and Lease Number	Initial Sample Characteristic	Data File Value	Source Value
14	Personal guarantee	Y	N

15	Personal guarantee	Y	N

16	Personal guarantee	Y	N

17	Personal guarantee	Y	N
	Most recent aggregate unit FCCR	<blank>	1.72

Exhibit 3 to Attachment A

Initial Sample Characteristic Differences between the Data File and Updated Data File

Sample 2019-1 Owned Property and Lease Number	Initial Sample Characteristic	Data File Value	Updated Data File Value
14	Personal guarantee	Y	N

15	Personal guarantee	Y	N

16	Personal guarantee	Y	N

17	Personal guarantee	Y	N
	Most recent aggregate unit FCCR	<blank>	1.72

Exhibit 4 to Attachment A

Additional Sample Characteristics and Sources

Additional Sample Characteristic	Source(s)	Note(s)
City	Appraisal or Address Web-Site Screen Shots	i.

State	Appraisal

Zip code	(a) Appraisal, (b) Address Web-Site Screen Shots or (c) Phase I Environmental Report	ii., iii.

Year built	Appraisal or Phase I Environmental Report

Appraisal date	Appraisal

Raw land value	Appraisal

Consolidated appraised value	Appraisal

Notes:

i.

For the purpose of comparing the city Additional Sample Characteristic for each Sample 2019-1 Owned Property and Lease, the Property Manager, on behalf of the Issuers, instructed us to ignore differences due to punctuation, abbreviation, truncation or misspelling.

ii.

For the purpose of comparing the zip code Additional Sample Characteristic for each Sample 2019-1 Owned Property and Lease, the Property Manager, on behalf of the Issuers, instructed us to compare only the first five left-most digits of the zip code, as shown on the Updated Data File, to the corresponding information on the applicable Source.

iii.

For the purpose of comparing the zip code Additional Sample Characteristic for Sample 2019-1 Owned Property and Lease Number 15, the Property Manager, on behalf of the Issuers, instructed us to ignore the difference in the street address, as shown on the cover page of the Phase I Environmental Report and the street address, as shown on the Updated Data File, of such Sample 2019-1 Owned Property and Lease.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Property Manager, on behalf of the Issuers, described above.